Related Party Transactions - Summary of fees paid and costs reimbursed to the Manager -subnote (Details) - Mavik RESOF - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction
Payments for Origination of Mortgage Loans Held-for-sale			$ 0.3	$ 0.5
Acquisition Costs, Period Cost	$ 0.2	$ 0.5